Schedule of Investments (unaudited) August 31, 2021	BlackRock Advantage ESG U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
Axon Enterprise, Inc.(a)	710	$129,128
Curtiss-Wright Corp.	198	24,112
HEICO Corp.	267	33,861
HEICO Corp., Class A	593	67,744
Hexcel Corp.(a)	404	22,911
Mercury Systems, Inc.(a)	261	13,149
Teledyne Technologies, Inc.(a)	436	202,034
Virgin Galactic Holdings Inc.(a)	1,309	35,487

		528,426

Air Freight & Logistics — 1.5%
C.H. Robinson Worldwide, Inc.	31,900	2,872,914
Expeditors International of Washington, Inc.	35,956	4,481,556

		7,354,470

Auto Components — 0.5%
BorgWarner, Inc.	51,647	2,204,294

Automobiles — 2.0%
Tesla, Inc.(a)	13,189	9,703,411

Banks — 3.1%
Citigroup, Inc.	74,902	5,386,203
Credicorp Ltd.(a)	1,306	139,259
Huntington Bancshares, Inc.	283,557	4,403,640
JPMorgan Chase & Co.	6,715	1,074,064
Regions Financial Corp.	91,872	1,876,945
Truist Financial Corp.	29,828	1,701,986
Zions Bancorp NA	8,391	485,839

		15,067,936

Beverages — 0.9%
Coca-Cola Co.	792	44,598
PepsiCo, Inc.	27,460	4,294,469

		4,339,067

Biotechnology — 2.6%
Amgen, Inc.	20,423	4,605,999
Biogen, Inc.(a)	601	203,685
Gilead Sciences, Inc.	67,999	4,948,968
Vertex Pharmaceuticals, Inc.(a)	14,111	2,826,292

		12,584,944

Building Products — 1.7%
Builders FirstSource, Inc.(a)	6,676	355,764
Carrier Global Corp.	36,462	2,100,211
Owens Corning	9,340	892,437
Trane Technologies PLC	24,095	4,782,858

		8,131,270

Capital Markets — 3.3%
Bank of New York Mellon Corp.	31,286	1,727,613
CME Group, Inc.	19,469	3,927,287
Goldman Sachs Group, Inc.	1,086	449,072
Morgan Stanley	56,931	5,945,304
T. Rowe Price Group, Inc.	18,299	4,096,597

		16,145,873

Chemicals — 1.7%
Ecolab, Inc.	21,933	4,942,821

Security	Shares	Value

Chemicals (continued)
International Flavors & Fragrances, Inc.	459	$69,538
PPG Industries, Inc.	21,407	3,415,487

		8,427,846

Commercial Services & Supplies(a) — 0.7%
Copart, Inc.	7,392	1,066,813
IAA, Inc.	41,383	2,198,265

		3,265,078

Construction & Engineering — 0.1%
EMCOR Group, Inc.	6,120	743,580

Consumer Finance — 2.0%
Ally Financial, Inc.	83,116	4,396,837
American Express Co.	33,542	5,566,630

		9,963,467

Containers & Packaging — 0.2%
Ball Corp.	10,629	1,019,959

Distributors — 0.3%
LKQ Corp.(a)	27,119	1,428,900

Diversified Consumer Services — 0.4%
Terminix Global Holdings, Inc.(a)	45,525	1,895,206

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(a)	5,771	1,649,178
Voya Financial, Inc.	13,564	881,389

		2,530,567

Diversified Telecommunication Services — 0.1%
Bandwidth, Inc., Class A(a)	2,795	287,605

Electric Utilities — 2.2%
Avangrid, Inc.	17,848	975,393
Eversource Energy	47,544	4,313,667
Exelon Corp.	88,175	4,322,339
NextEra Energy, Inc.	13,491	1,133,109

		10,744,508

Electronic Equipment, Instruments & Components(a) — 0.6%
Flex Ltd.	103,475	1,922,565
Zebra Technologies Corp., Class A	1,386	813,818

		2,736,383

Energy Equipment & Services — 0.7%
NOV, Inc.(a)	87,596	1,153,639
Schlumberger NV	68,639	1,924,638
TechnipFMC PLC(a)	29,422	195,068

		3,273,345

Entertainment — 1.9%
Live Nation Entertainment, Inc.(a)	8,342	723,252
Roku, Inc.(a)	2,218	781,623
Walt Disney Co.(a)	39,261	7,118,019
World Wrestling Entertainment, Inc., Class A	6,185	322,300
Zynga, Inc., Class A(a)	9,413	83,305

		9,028,499

Equity Real Estate Investment Trusts (REITs) — 2.8%
Crown Castle International Corp.	11,584	2,255,289
Equinix, Inc.	5,799	4,891,166

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Advantage ESG U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Kilroy Realty Corp.	36,752	$2,412,769
Prologis, Inc.	31,573	4,251,620

		13,810,844

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	14,235	6,483,900

Food Products — 1.8%
Conagra Brands, Inc.	125,670	4,162,191
Kellogg Co.	71,737	4,529,474

		8,691,665

Gas Utilities — 0.2%
Atmos Energy Corp.	6,276	611,973
UGI Corp.	4,147	192,047

		804,020

Health Care Equipment & Supplies — 3.3%
ABIOMED, Inc.(a)	1,208	439,664
Align Technology, Inc.(a)	2,542	1,802,278
DexCom, Inc.(a)	4,277	2,264,329
Hologic, Inc.(a)	18,662	1,477,097
IDEXX Laboratories, Inc.(a)	7,228	4,869,937
Insulet Corp.(a)	5,971	1,778,224
West Pharmaceutical Services, Inc.	7,050	3,183,921

		15,815,450

Health Care Providers & Services — 0.7%
1Life Healthcare, Inc.(a)	5,337	130,810
Amedisys, Inc.(a)	1,616	296,455
Anthem, Inc.	2,643	991,469
Cigna Corp.	5,511	1,166,403
LHC Group, Inc.(a)	2,445	456,628
Molina Healthcare, Inc.(a)	518	139,223
UnitedHealth Group, Inc.	131	54,531

		3,235,519

Health Care Technology — 1.2%
Cerner Corp.	60,022	4,582,680
Teladoc Health, Inc.(a)	8,955	1,293,281

		5,875,961

Hotels, Restaurants & Leisure — 1.2%
Booking Holdings, Inc.(a)	1,524	3,504,697
Domino’s Pizza, Inc.	109	56,341
McDonald’s Corp.	2,162	513,389
Six Flags Entertainment Corp.(a)	6,085	257,030
Vail Resorts, Inc.(a)	4,695	1,431,271

		5,762,728

Household Products — 0.8%
Colgate-Palmolive Co.	50,170	3,910,751
Procter & Gamble Co.	474	67,493

		3,978,244

Independent Power and Renewable Electricity Producers — 0.0%
Sunnova Energy International, Inc.(a)(b)	4,466	161,669

Industrial Conglomerates — 0.9%
3M Co.	9,474	1,844,967
Roper Technologies, Inc.	4,778	2,309,112

		4,154,079

Insurance — 3.1%
American International Group, Inc.	9,217	502,879

Security	Shares	Value

Insurance (continued)
Marsh & McLennan Cos., Inc.	32,604	$5,125,349
MetLife, Inc.	78,052	4,839,224
Travelers Cos., Inc.	28,149	4,495,677

		14,963,129

Interactive Media & Services(a) — 6.3%
Alphabet, Inc., Class A	4,837	13,998,036
Alphabet, Inc., Class C	3,153	9,172,834
Facebook, Inc., Class A	15,275	5,795,029
Snap, Inc., Class A	9,370	713,151
ZoomInfo Technologies, Inc., Class A	10,987	716,243

		30,395,293

Internet & Direct Marketing Retail — 2.8%
Amazon.com, Inc.(a)	3,566	12,376,837
eBay, Inc.	9,747	747,985
Etsy, Inc.(a)	1,549	334,987
Overstock.com, Inc.(a)	926	66,811

		13,526,620

IT Services — 4.9%
Automatic Data Processing, Inc.	25,389	5,307,316
Fidelity National Information Services, Inc.	408	52,130
Mastercard, Inc., Class A	15,784	5,464,894
Okta, Inc.(a)	7,077	1,865,497
PayPal Holdings, Inc.(a)	3,580	1,033,403
Twilio, Inc., Class A(a)	3,955	1,411,777
Visa, Inc., Class A	37,306	8,546,805

		23,681,822

Life Sciences Tools & Services — 2.1%
Agilent Technologies, Inc.	18,108	3,177,411
Mettler-Toledo International, Inc.(a)	1,566	2,431,732
Waters Corp.(a)	11,137	4,610,940

		10,220,083

Machinery — 1.5%
Caterpillar, Inc.	4,113	867,308
Woodward, Inc.	25,846	3,125,815
Xylem, Inc.	23,311	3,177,523

		7,170,646

Media — 1.4%
Cable One, Inc.	236	495,503
Discovery, Inc., Class A(a)	23,976	691,468
Discovery, Inc., Class C(a)	3,502	96,620
Sirius XM Holdings, Inc.	543,337	3,406,723
TEGNA, Inc.	100,573	1,782,153
ViacomCBS, Inc., Class B	10,997	455,826

		6,928,293

Metals & Mining — 0.4%
Reliance Steel & Aluminum Co.	11,585	1,738,213

Multi-line Retail — 1.2%
Nordstrom, Inc.(a)	15,015	429,579
Target Corp.	22,849	5,643,246

		6,072,825

Multi-Utilities — 0.9%
Consolidated Edison, Inc.	60,878	4,593,245

Oil, Gas & Consumable Fuels — 1.1%
Chevron Corp.	3,584	346,824
EOG Resources, Inc.	30,315	2,046,869

2

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Advantage ESG U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
EQT Corp.(a)	18,262	$334,742
Hess Corp.	7,606	522,912
Kinder Morgan, Inc.	64,651	1,051,872
Phillips 66	11,820	840,284

		5,143,503

Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.	56,185	3,756,529
Eli Lilly & Co.	937	242,017
Johnson & Johnson	10,183	1,762,983
Perrigo Co. PLC	6,420	262,899
Pfizer, Inc.	31,598	1,455,720
Zoetis, Inc.	17,323	3,543,593

		11,023,741

Professional Services — 0.4%
Equifax, Inc.	1,453	395,594
IHS Markit Ltd.	4,145	499,887
Robert Half International, Inc.	9,632	995,949

		1,891,430

Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A(a)	30,759	2,962,092

Road & Rail — 1.7%
Landstar System, Inc.	26,025	4,372,981
Ryder System, Inc.	50,045	3,978,077

		8,351,058

Semiconductors & Semiconductor Equipment — 5.0%
Applied Materials, Inc.	41,924	5,665,190
Intel Corp.	89,419	4,833,991
Lam Research Corp.	1,755	1,061,459
NVIDIA Corp.	36,114	8,084,119
Texas Instruments, Inc.	22,200	4,238,202
Xilinx, Inc.	2,731	424,917

		24,307,878

Software — 11.7%
ACI Worldwide, Inc.(a)	10,645	343,088
Adobe, Inc.(a)	11,793	7,827,014
Cadence Design Systems, Inc.(a)	14,609	2,388,279
Coupa Software, Inc.(a)	973	238,200
DocuSign, Inc.(a)	1,201	355,784
HubSpot, Inc.(a)	2,771	1,896,667
Intuit, Inc.	10,475	5,930,002
Microsoft Corp.	69,578	21,004,207
PagerDuty, Inc.(a)	5,755	246,314
Paycom Software, Inc.(a)	520	254,228
RingCentral, Inc., Class A(a)	4,086	1,030,734
salesforce.com, Inc.(a)	5,002	1,326,881
ServiceNow, Inc.(a)	7,664	4,932,857
VMware, Inc., Class A(a)	26,373	3,926,149
Workday, Inc., Class A(a)	17,481	4,775,110
Zendesk, Inc.(a)	3,422	422,959

		56,898,473

Security	Shares	Value

Specialty Retail — 3.1%
Best Buy Co., Inc.	18,745	$2,183,980
Home Depot, Inc.	25,159	8,206,363
Lowe’s Cos., Inc.	11,811	2,408,145
TJX Cos., Inc.	1,173	85,300
Tractor Supply Co.	1,847	358,780
Ulta Beauty, Inc.(a)	3,568	1,381,922
Williams-Sonoma, Inc.	2,850	532,095

		15,156,585

Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc.	151,153	22,949,560
Hewlett Packard Enterprise Co.	86,307	1,334,306

		24,283,866

Textiles, Apparel & Luxury Goods — 0.9%
Levi Strauss & Co., Class A	86,258	2,260,822
Lululemon Athletica, Inc.(a)	5,497	2,199,735

		4,460,557

Trading Companies & Distributors — 1.0%
SiteOne Landscape Supply, Inc.(a)	2,295	459,229
W.W. Grainger, Inc.	10,264	4,451,497

		4,910,726

Wireless Telecommunication Services — 0.1%
United States Cellular Corp.(a)	13,365	427,012

Total Long-Term Investments — 98.8% (Cost: $397,010,276)		479,285,803

Short-Term Securities

Money Market Funds — 1.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
0.01%(c)(d)	7,895,854	7,895,854
SL Liquidity Series, LLC, Money Market Series, 0.13%(c)(d)(e)	119,324	119,360

Total Short-Term Securities — 1.6% (Cost: $8,015,214)		8,015,214

Total Investments — 100.4% (Cost: $405,025,490)		487,301,017

Liabilities in Excess of Other Assets — (0.4)%		(2,079,317)

Net Assets — 100.0%		$485,221,700

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Advantage ESG U.S. Equity Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$6,572,797	$1,323,057	(a)	$—		$—	$—	$7,895,854	7,895,854	$53		$—
SL Liquidity Series, LLC, Money Market Series	2,031,432	—		(1,912,072	)(a)	—	—	119,360	119,324	5,940	(b)	—

						$—	$—	$8,015,214		$5,993		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	14	09/17/21	$3,164	$15,458

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$479,285,803	$—	$—	$479,285,803

4

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Advantage ESG U.S. Equity Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$7,895,854	$—	$—	$7,895,854

	$487,181,657	$—	$—	487,181,657

Investments Valued at NAV(a)				119,360

				$487,301,017

Derivative Financial Instruments(b)
Assets
Equity Contracts	$15,458	$—	$—	$15,458

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

S&P	Standard & Poor’s

SCHEDULE OF INVESTMENTS	5